Components of Consolidated Income Tax Benefit (Expense) From Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred:
Income tax benefit (expense)	$ (23,134)	$ (23,862)	$ (33,654)	$ (39,298)	$ (68,612)	$ (114,337)	$ 9,481
United States Alternative Minimum Tax [Member]
Current:
Federal tax (expense) benefit					(257)	2,015	(482)
United States Foreign Withholding [Member]
Current:
Federal tax (expense) benefit	(790)	(388)	(3,277)	(3,525)	(736)	(842)	(1,009)
ARGENTINA [Member]
Current:
Federal tax (expense) benefit					976	(1,219)	(7,094)
AUSTRALIA [Member]
Current:
Federal tax (expense) benefit					(1,760)	(1,755)	(251)
Deferred:
Federal tax (expense) benefit					(223)	(661)	(541)
MEXICO [Member]
Current:
Federal tax (expense) benefit					(7,814)	(1,084)	(316)
Federal tax (expense) benefit	(15,798)	(12,052)	(19,471)	(15,750)
Deferred:
Federal tax (expense) benefit					(10,579)	(28,022)	24,371
BOLIVIA [Member]
Current:
Federal tax (expense) benefit					(43,546)	(59,660)	(20,268)
Federal tax (expense) benefit	(4,556)	(10,889)	(8,884)	(18,578)
Deferred:
Federal tax (expense) benefit					(1,087)	(207)	(1,388)
UNITED STATES [Member]
Deferred:
Federal tax (expense) benefit					(3,586)	(22,902)	16,459
Other Major Jurisdiction [Member]
Current:
Federal tax (expense) benefit	$ (1,990)	$ (533)	$ (2,022)	$ (1,445)